NOTE 8 - STOCKHOLDERS’ EQUITY (Details) - USD ($)	1 Months Ended
	Dec. 31, 2018	May 31, 2019	Aug. 31, 2018
Ordinary shares authorized		743,640
Ordinary shares, par value		$ 1
Ordinary shares issued		732,640	0
Ordinary shares outstanding		732,640	0
Ching Eu Boon
Debt Conversion, Converted Instrument, Amount	$ 177,164
Debt Conversion, Converted Instrument, Shares Issued	732,640